Income taxes - Deferred income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Abstract]
Changes to Recognition of Tax Loss and Credit Carry Forwards	€ 129	€ 6	€ 56
Changes to Recognition of Temporary Differences	(1)	19	(32)
Adjustments for deferred tax of prior periods	20	(8)	(9)
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	10	12	4
Deferred tax expense (income) relating to origination and reversal of temporary differences	245	138	(27)
Deferred tax expense (income) recognised in profit or loss	€ 401	€ 167	€ (8)